Fee and Commission Income and Expense (Tables)	12 Months Ended
Dec. 31, 2020
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Services Rendered by the Bank and Its Subsidiaries and Correspond

This item comprises the financial income for the year corresponding to remunerations generated by the services rendered by the Bank and its subsidiaries and corresponds to the following items:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	1,990	1,553	5,292
Fees and commissions from guarantees and letters of credit	20,043	15,147	15,317
Fees and commissions from card services	58,359	75,574	72,932
Fees and commissions from accounts management	12,438	15,406	11,512
Fees and commissions from collections and payments	24,419	23,921	20,359
Fees and commissions from brokerage and securities management	9,365	9,844	10,966
Fees and commissions from asset management	23,086	25,845	24,718
Compensation for insurance brokerage	30,097	35,783	36,693
Investment banking and advisory fees	7,471	20,657	19,403
Fees and commissions from student loans ceded	5,639	5,735	5,300
Commissions on loan transactions	742	893	651
Commissions for mortgage loans	39	1,300	1,486
Other fees from services rendered	6,838	10,321	10,982
Other commissions earned	3,852	2,217	2,345
Totals	204,378	244,196	237,956

Summary of Expenses for Commissions Accrued in the Year for the Operations

This item includes expenses for commissions accrued during the year from operations, and corresponds to the following items:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Compensation for cards transactions	(38,822)	(55,232)	(35,676)
Fees and commissions for securities transactions	(4,660)	(2,716)	(2,963)
Commissions paid for foreign trade transactions	(2,438)	(2,300)	(2,550)
Commissions paid for customer loyalty program benefits	(11,082)	(3,725)	(2,607)
Commissions paid for services to customers management	(1,808)	(3,905)	(3,455)
Other commissions paid	(4,569)	(1,914)	(4,576)
Totals	(63,379)	(69,792)	(51,827)

The Income and Expenses for Commissions Generated by the Segment

c)    Below are the income and expenses for commissions generated by segment and the revenue recognition calendar for ordinary activities, for the year ended December 31, 2020 according to IFRS 15.

				Revenue recognition calendar
	Segments			for ordinary activities
					Transferred
				Transferred	at a point in	Accrual
	Chile	Colombia	Total	over time	time	model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	1,870	120	1,990	1,990	—	—
Fees and commissions from guarantees and letters of credit	16,077	3,966	20,043	20,043	—	—
Fees and commissions from card services	35,234	23,125	58,359	—	58,359	—
Fees and commissions from accounts management	10,906	1,532	12,438	—	12,438	—
Fees and commissions from collections and payments	12,244	12,175	24,419	—	10,500	13,919
Fees and commissions from brokerage and securities management	4,375	4,990	9,365	—	9,365	—
Fees and commissions from asset management	12,641	10,445	23,086	—	23,086	—
Compensation for insurance brokerage	29,025	1,072	30,097	—	1,072	29,025
Investment banking and advisory fees	7,237	234	7,471	223	7,248	—
Fees and commissions from student loans ceded	5,639	—	5,639	—	5,639	—
Commissions on loan transactions	616	126	742	—	742	—
Commissions for mortgage loans	39	—	39	—	39	—
Other commissions earned	6,371	4,319	10,690	—	10,690	—
Totals	142,274	62,104	204,378	22,256	139,178	42,944

				Revenue recognition calendar
	Segments			for ordinary activities
					Transferred
				Transferred	at a point in	Accrual
	Chile	Colombia	Total	over time	time	model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Compensation for cards transactions	(17,687)	(21,135)	(38,822)	—	(38,822)	—
Fees and commissions for securities transactions	(3,604)	(1,056)	(4,660)	—	(4,660)	—
Commissions paid for foreign trade transactions	—	—	—	—	—	—
Commissions paid for customer loyalty program benefits	—	—	—	—	—	—
Commissions paid for services to customers management	—	—	—	—	—	—
Other commissions paid	(12,843)	(7,054)	(19,897)	—	(19,897)	—
Totals	(34,134)	(29,245)	(63,379)	—	(63,379)	—